Average Annual Total Returns - Class A C Shares - Alger Health Sciences Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 10 Years	Russell 3000 Health Care TR (USD) (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 3000 Health Care TR (USD) (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 3000 Health Care TR (USD) (reflects no deductions for fees, expenses or taxes) 10 Years
Total	May 01, 2002	24.10%	16.26%	16.05%	20.57%	14.63%	13.32%	16.05%	12.79%	12.38%	May 01, 2002	29.02%	16.63%	15.79%	18.40%	15.22%	13.88%	19.34%	12.87%	16.63%